Restatement of Previously Issued Financial Statements	4 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In connection with the change in presentation of Class A common stock subject to possible redemption, the Company concluded it should restate its previously filed financial statements to classify all Class A common stock subject to possible redemption in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments in ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with its financial statements for quarterly period ended September 30, 2021, the Company revised this interpretation to include temporary equity in net tangible assets. In addition, in connection with the change in presentation for the Class A common stock subject to possible redemption, the Company determined it should restate its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error. Therefore, the Company, in consultation with its Audit Committee, concluded that the following financial statements should be restated: (i) audited balance sheet as of November 24, 2020 (the “Post IPO Balance Sheet”), as previously revised in the Company’s Annual Report on Form 10-K, as amended, for the fiscal year ended December 31, 2020, filed with the SEC on June 4, 2021 (“2020 Form 10-K/A No. 1”); (ii) audited financial statements included in the 2020 Form 10-K/A No. 1; (iii) unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2021, filed with the SEC on June 8, 2021; and (iv) unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2021, filed with the SEC on August 13, 2021 (collectively, the “Affected Periods”), should be restated to report all Public Shares as temporary equity and should no longer be relied upon. As such, the Company will restate its financial statements for the Affected Periods in this Form 10-K/A for the Post IPO Balance Sheet and the Company’s audited financial statements included in the 2020 Form 10-K/A No. 1. The unaudited condensed financial statements for the periods ended March 31, 2021 and June 30, 2021 will be amended in the Company’s Quarterly Report on Form 10-Q/A for the quarterly period ended September 30, 2021, to be filed with the SEC (the “Q3 Form 10-Q”).

The restatement does not have an impact on the Company’s cash position and cash held in the trust account established in connection with the IPO (the “Trust Account”).

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 31, 2020:

As of December 31, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Class A common stock subject to possible redemption	174,231,060	32,268,940	206,500,000
Class A common stock	322	(322)	—
Additional paid-in capital	8,880,763	(8,880,763)	—
Accumulated deficit	(3,881,651)	(23,387,855)	(27,269,506)
Total stockholders’ equity (deficit)	$5,000,009	$(32,268,940)	$(27,268,931)

The Company’s statement of stockholders’ equity (deficit) has been restated to reflect the changes to the impacted shareholders’ equity accounts described above.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from September 9, 2020 (inception) through December 31, 2020:

For the Period from September 9, 2020 (Inception) through December 31, 2020
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Initial value of Class A common stock subject to possible redemption	$170,500,700	$(170,500,700)	$—
Change in Value of Class A common stock subject to possible redemption	$3,730,360	$(3,730,360.00)	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the period from September 9, 2020 (inception) through December 31, 2020:

	Earnings Per Share
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
For the Period from September 9, 2020 (Inception) through December 31, 2020
Net loss	$(3,881,651)	$—	$(3,881,651)
Weighted average shares outstanding – Class A common stock	20,547,368	(12,151,669)	8,395,699
Basic and diluted loss per share – Class A common stock	$—	$(0.29)	$(0.29)
Weighted average shares outstanding – Class B common stock	5,055,914	—	5,055,914
Basic and diluted loss per share – Class B common stock	$(0.55)	$0.26	$(0.29)

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of November 24, 2020:

As of November 24, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Total assets	$202,148,859		$202,148,859
Total liabilities	$26,648,154		$26,648,154
Class A common stock subject to possible redemption	170,500,700	29,499,300	200,000,000
Preferred stock	—	—	—
Class A common stock	295	(295)	—
Class B common stock	575	—	575
Additional paid-in capital	6,831,060	(6,831,060)	—
Accumulated deficit	(1,831,925)	(22,667,945)	(24,499,870)
Total stockholders’ equity (deficit)	$5,000,005	$(29,499,300)	$(24,499,295)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$202,148,859	$—	$202,148,859